Basis of Presentation - Impacts of Applying IFRS 15 on Prior Period Consolidated Statement of Income (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Non-Interest Revenue
Securities commissions and fees	$ 259	$ 254	$ 259	$ 761	$ 769
Deposit and payment service charges	309	290	291	890	844
Card fees	109	116	117	330	317
Investment management and custodial fees	444	426	447	1,298	1,308
Underwriting and advisory fees	260	261	264	765	699
Other	124	132	123	403	414
Non-Interest Revenue	3,449	3,078	2,912	9,872	8,589
Non-Interest Expense
Employee compensation	1,960	2,010	1,873	6,042	5,848
Travel and business development	142	143	126	411	369
Professional fees	141	141	144	403	412
Other	307	318	348	928	1,057
Non-Interest Expense	3,491	3,595	3,359	10,643	10,284
Provision for income taxes	(425)	(384)	(443)	(1,196)	(1,523)
Net Income	$ 1,557	$ 1,497	1,537	$ 4,564	3,756
Increase (decrease) due to application of IFRS 15 [member]
Non-Interest Revenue
Securities commissions and fees					(3)
Deposit and payment service charges			(3)		(8)
Card fees			(27)		(104)
Investment management and custodial fees			1		4
Underwriting and advisory fees			2		5
Other			1		3
Non-Interest Revenue			(26)		(103)
Non-Interest Expense
Employee compensation					1
Travel and business development			(31)		(118)
Professional fees			2		6
Other			2		6
Non-Interest Expense			(27)		(105)
Provision for income taxes					1
Net Income			$ 1		$ 1